Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation - The accompanying consolidated financial statements include the accounts of FlexShopper, Inc. and, its wholly owned subsidiary FlexShopper, LLC. The company’s wholly owned subsidiary, Anchor Funding Services, LLC (“Anchor”) is reflected in the consolidated statements of operations and the consolidated statements of cash flows as discontinued operations for the three and nine months ended September 30, 2014 and 2013.

Estimates – The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Lease Purchase Transaction -The lease purchase transaction is a flexible alternative for consumers to obtain use and enjoyment of brand name merchandise with no long-term obligation. Key features of the lease purchase transaction in our program include:

Brand name merchandise. We offer the ability to acquire on-line or in participating retailers well-known brands of home electronics, appliances, computers and/or tablets; and furniture.

Convenient payment drafting. We charge our customers’ bank account or debit card primarily on a weekly basis and will accommodate bi-weekly requests. Lease payments together with applicable fees, constitute our primary revenue source.

Flexible options to obtain ownership. Ownership of the merchandise generally transfers to the customer if the customer has completed the payments required in the lease purchase agreement to own the merchandise, generally 52 weeks, or exercises the 90 day same as cash early purchase option. Under this option, if within 90 days of the lease the customer pays the cash price inclusive of a nominal processing fee, ownership transfers to the customer. After 90 days, the customer may also choose an early payment option to acquire ownership which would be less expensive than making 52 weekly payments.

Revenue Recognition - Merchandise is leased to customers pursuant to lease purchase agreements which provide for weekly and bi-weekly lease terms with non-refundable lease payments. Generally the customer has the right to acquire title either through a 90 day same as cash option or through payments of all required lease payments for ownership. Lease revenues are recognized in the month they are due on the accrual basis of accounting. Merchandise sales revenue is recognized when the customer exercises the purchase option and pays the purchase price. Revenue from processing fees earned upon exercise by the customer of the 90 day purchase option is recorded upon recognition of the related merchandise sales, such fees amounted to approximately $15,000 and $22,000 for the three and nine month period ended September 30, 2014, respectively. Revenue for lease payments received prior to their due date is deferred. Our revenue recognition accounting policy matches the lease revenue with the corresponding costs, mainly depreciation associated with the leased merchandise.

Lease Merchandise – Until all payment obligations are satisfied under the agreement, the Company maintains ownership of the lease merchandise. Lease merchandise consists primarily of residential furniture, consumer electronics, computers, appliances and household accessories and is recorded at cost. The Company depreciates leased merchandise using the straight line method over the applicable agreement period for a consumer to acquire ownership generally twelve months with no salvage value. When indicators of impairment exist the Company records an impairment reserve against the carrying value of the leased merchandise with a corresponding charge to cost of lease revenue. The Company is developing historical charge off information to assess recoverability and estimate of the impairment reserve. The net leased merchandise balances consisted of the following as of September 30, 2014.

Lease merchandise – at cost	$3,892,682
Accumulated depreciation	(1,019,832)
Impairment reserve	(300,000)
Lease merchandise – net	$2,572,850

Intangible Assets - Patent costs, are stated at cost less any accumulated amortization and any provision for impairment. Patent costs are amortized by using the straight line method over the shorter of their legal (20 years) or useful lives from the time they are first available for use.

Cost of Lease Merchandise Sold – Cost of merchandise sold represents the net book value of rental merchandise at the time of sale.

General and Administrative Expenses – General and Administrative expenses include all corporate overhead expenses such as salaries, payroll taxes and benefits, stock based compensation, occupancy, administrative, provision for doubtful accounts, advertising and other expenses.

Advertising Costs – The Company charges advertising costs to expense as incurred. Total advertising costs were approximately $228,100 and $416,300 for the three months and nine months ended September 30, 2014. Prior year advertising costs are included in discontinued operations.

Per Share Data (EPS) – Basic net (loss) income per share is computed by dividing the net (loss) income for the period by the weighted average number of common shares outstanding during the period.  Dilutive earnings per share include the potential impact of dilutive securities, such as convertible preferred stock, stock options and stock warrants.  The dilutive effect of stock options and warrants is computed using the treasury stock method, which assumes the repurchase of common shares at the average market price.

Under the treasury stock method, options and warrants will have a dilutive effect when the average price of common stock during the period exceeds the exercise price of options or warrants.  Also when there is a loss from continuing operations, potential common shares are not included in the computation of diluted loss per share, since they have an anti-dilutive effect.

In computing diluted loss per share, no effect has been given to the issuance of common stock upon conversion or exercise of the following securities as their effect is anti-dilutive:

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013
Convertible preferred stock	2,090,954	1,919,573	2,163,623	1,919,573
Options	3,650,121	2,992,692	3,461,284	2,891,783
Warrants	3,342,504	3,342,504	3,342,504	3,342,504
	9,083,579	8,254,769	8,967,411	8,153,860

Stock Based Compensation - The fair value of transactions in which the Company exchanges its equity instruments for employee services (share-based payment transactions) is recognized as an expense in the financial statements as services are performed.

Compensation expense is determined by reference to the fair value of an award on the date of grant and is amortized on a straight-line basis over the vesting period. We have elected to use the Black-Scholes-Merton (BSM) pricing model to determine the fair value of all stock option awards.

See Note 8 to our financial statements for the impact on the operating results for the three and nine months ended September 30, 2014 and 2013.

Fair Value of Financial Instruments – The carrying value of cash equivalents, accounts payable and accrued liabilities due to their short term nature approximate fair value.

Income Taxes – The Company is a “C” corporation for income tax purposes. In a “C” corporation income taxes are provided for the tax effects of transactions reported in the financial statements plus deferred income taxes related to the differences between financial statement and taxable income.

The primary differences between financial statement and taxable income for the Company are as follows:

•                                      Expense related to the issuance of equity instruments

•                                      Use of the reserve method of accounting for bad debts

•                                      Net operating loss carryforwards.

The deferred tax asset represents the future tax return consequences of utilizing these items. Deferred tax assets are reduced by a valuation reserve, when management cannot conclude that it is more likely than not that if the net deferred tax assets will ever be realized.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. The Company applied this guidance to all its tax positions, including tax positions taken and those expected to be taken. For the nine months ended September 30, 2014 and 2013, the Company concluded that it had no material uncertain tax positions.

The Company classifies interest accrued on unrecognized tax benefits with interest expense. Penalties accrued on unrecognized tax benefits are classified with operating expenses.

Recent Accounting Pronouncements –

The FASB amended the Comprehensive Income topic of the ASC in February 2013 with ASU No. 2013-02. The amendment addresses reporting of amounts reclassified out of accumulated other comprehensive income. Specifically, the amendment does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendment does require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, in certain circumstances an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The guidance became effective for the Company in the first quarter of fiscal year 2014. This amendment did not have any effect on the Company’s financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. ASU No. 2014-08 changes the definition of a discontinued operation to include only those disposals of components of an entity that represent a strategic shift that has (or will have) a major effect on an entity's operations and financial results. ASU No. 2014-08 is effective prospectively for fiscal years beginning after December 15, 2014 with early adoption permitted. The Company has early adopted this update in the second quarter of 2014.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This new standard provides guidance for the recognition, measurement and disclosure of revenue resulting from contracts with customers and will supersede virtually all of the current revenue recognition guidance under U.S. GAAP. The standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact of the provisions of this new standard on its financial position and results of operations.

In June 2014, FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). ASU 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. ASU 2014-12 is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. The Company is evaluating the potential impacts of the new standard on its existing stock-based compensation plans.

In August 2014, the FASB issued ASU 2014-15 “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. In connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. The term probable is used consistently with its use in Topic 450, Contingencies. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Principles of Consolidation - The accompanying consolidated financial statements include FlexShopper, Inc. (formerly Anchor Funding Services, Inc. the "Company") and its wholly owned subsidiaries, Anchor Funding Services, LLC ("Anchor") and FlexShopper, LLC ("FlexShopper").

Estimates – The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition – Anchor charges fees to its customers in one of two ways as follows:

1)
Fixed Transaction Fee. Fixed transaction fees are a fixed percentage of the purchased invoice and purchase order advance.  This percentage does not change from the date the purchased invoice is funded until the date the purchased invoice is collected.

2)
Variable Transaction Fee.  Variable transaction fees are variable based on the length of time the purchased invoice and purchase order advance is outstanding.   As specified in its contract with the client, Anchor charges variable increasing percentages of the purchased invoice or purchase order advance as time elapses from the purchase date to the collection date.

For both Fixed and Variable Transaction fees, Anchor recognizes revenue by using one of two methods depending on the type of customer.  For new customers Anchor recognizes revenue using the cost recovery method.  For established customers Anchor recognizes revenue using the accrual method.

Under the cost recovery method, all revenue is recognized upon collection of the entire amount of purchased accounts receivable.

Anchor considers new customers to be accounts whose initial funding has been within the last three months or less.  Management believes it needs three months of history to reasonably estimate a customer’s collection period and accrued revenues.  If three months of history has a limited number of transactions, the cost recovery method will continue to be used until a reasonable revenue estimate can be made based on additional history.  Once Anchor obtains sufficient historical experience, it will begin using the accrual method to recognize revenue.

For established customers Anchor uses the accrual method of accounting.  Anchor applies this method by multiplying the historical yield, for each customer, times the amount advanced on each purchased invoice outstanding for that customer, times the portion of a year that the advance is outstanding.  The customers’ historical yield is based on the Anchor last six months of experience with the customer along with the Company’s experience in the customer’s industry, if applicable.

The amounts recorded as revenue under the accrual method described above are estimates.  As purchased invoices and purchase order advances are collected, Anchor records the appropriate adjustments to record the actual revenue earned on each purchased invoice and purchase order advance. Adjustments from the estimated revenue to the actual revenue have not been material.

Revenue Recognition FlexShopper – Lease revenues  are recognized  in the month they are due on the accrual  basis of accounting. For  internal  management reporting purposes, lease revenues from sales and lease ownership agreements are recognized as revenue in the month the cash is collected. On a monthly basis, we record an accrual for lease revenues due but not yet received, net of allowances, and a deferral of revenue for lease payments received prior to the month due. Our revenue recognition accounting policy matches the lease revenue  with the corresponding costs, mainly depreciation, associated with the leased merchandise.

Retained Interest in Purchased Accounts Receivable – Retained interest in purchased accounts receivable represents the gross amount of invoices purchased and advances on purchase orders from clients less amounts maintained in a reserve account.  For factoring transactions, Anchor purchases a customer’s accounts receivable and advances them a percentage of the invoice total.  The difference between the purchase price and amount advanced is maintained in a reserve account.  The reserve account is used to offset any potential losses Anchor may have related to the purchased accounts receivable.  For purchase order transactions the company advances and pays for 100% of the product’s cost.

Anchor’s factoring and security agreements with their customers include various recourse provisions requiring the customers to repurchase accounts receivable if certain conditions, as defined in the factoring and security agreement, are met.

Senior management reviews the status of uncollected purchased accounts receivable and purchase order advances monthly to determine if any are uncollectible.  Anchor has a security interest in the accounts receivable and inventory purchased and, on a case-by-case basis, may have additional collateral.  Anchor files security interests in the property securing their advances.  Access to this collateral is dependent upon the laws and regulations in each state where the security interest is filed.  Additionally, Anchor has varying types of personal guarantees from their customers relating to the purchased accounts receivable and purchase order advances.

Management considered approximately $3,000 of their December 31, 2013 and $80,500 of their December 31, 2012 retained interest in purchased accounts receivable to be uncollectible.

Management believes the fair value of the retained interest in purchased accounts receivable approximates its recorded value because of the relatively short-term nature of the purchased receivable and the fact that the majority of these invoices have been subsequently collected.

Intangible Assets - Intangible assets, primarily patent costs, are stated at cost less any accumulated amortization and any provision for impairment. Patent costs are amortized by using the straight line method over the shorter of their legal (20 years) or useful lives from the time they are first available for use.

Advertising Costs – The Company charges advertising costs to expense as incurred.  Total advertising costs were approximately $282,000 and $267,000 for the years ended December 31, 2013 and 2012, respectively.

Earnings per Share (“EPS”) – Basic net income per share is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period.  Dilutive earnings per share include the potential impact of dilutive securities, such as convertible preferred stock, stock options and stock warrants.  The dilutive effect of stock options and warrants is computed using the treasury stock method, which assumes the repurchase of common shares at the average market price.

Under the treasury stock method, options and warrants will have a dilutive effect when the average price of common stock during the period exceeds the exercise price of options or warrants.

	2013			2012
		(Denominator)			(Denominator)
		Weighted-	Per		Weighted-	Per
	(Numerator)	Average	Share	(Numerator)	Average	Share
	Net Loss	Shares	Amount	Net Income	Shares	Amount

Year Ended December 31,
Basic EPS	$(693,681)	18,987,702	$(0.04)	$378,859	18,634,369	$0.02
Effect of Dilutive Securities – Options and
Convertible Preferred Stock	-	-	-	-	2,129,263	-
Diluted EPS	$(693,681)	18,987,702	$(0.04)	$378,859	20,763,632	$0.02

Stock Based Compensation - The fair value of transactions in which the Company exchanges its equity instruments for employee services (share-based payment transactions) is recognized as an expense in the financial statements as services are performed.

Compensation expense is determined by reference to the fair value of an award on the date of grant and is amortized on a straight-line basis over the vesting period. We have elected to use the Black-Scholes-Merton (BSM) pricing model to determine the fair value of all stock option awards.

See Note 9 for the impact on the operating results for the years ended December 31, 2013 and 2012.

Fair Value of Financial Instruments – The carrying value of cash equivalents, retained interest in purchased accounts receivable, due to financial institution, accounts payable and accrued liabilities approximates their fair value.

Cash and Cash Equivalents – Cash and cash equivalents consist primarily of highly liquid cash investment funds with original maturities of three months or less when acquired.

Income Taxes – Effective January 31, 2007, the Company became a “C” corporation for income tax purposes.  In a “C” corporation income taxes are provided for the tax effects of transactions reported in the consolidated financial statements plus deferred income taxes related to the differences between financial statement and taxable income.

The primary differences between financial statement and taxable income for the Company are as follows:

· Expenses related to the issuance of equity instruments
· Use of the reserve method of accounting for bad debts
· Net operating loss carryforwards.

The deferred tax asset represents the future tax return consequences of utilizing these items.   Deferred tax assets are reduced by a valuation reserve, when management is uncertain if the net deferred tax assets will ever be realized.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. The Company applied this guidance to all its tax positions, including tax positions taken and those expected to be taken, under the transition provision of the interpretation. For the years ended December 31, 2013 and 2012, the Company concluded that it had no material uncertain tax positions.

The Company classifies interest accrued on unrecognized tax benefits with interest expense.  Penalties accrued on unrecognized tax benefits are classified with operating expenses.

Recent Accounting Pronouncements

The FASB amended the Comprehensive Income topic of the ASC in February 2013 with ASU No. 2013-02. The amendment addresses reporting of amounts reclassified out of accumulated other comprehensive income. Specifically, the amendment does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendment does require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, in certain circumstances an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The amendment was effective for the Company on a prospective basis for fiscal year 2013. This amendment did not have a material effect on the Company’s financial statements.

In February 2013, the FASB Issued ASU No. 2013-04, "Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date". ASU 2013-04 provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for obligations within the scope of this ASU, which is effective January l, 2014. Upon adoption, we do not expect this ASU to impact our financial statements.

In July 2013, the FASB issued ASU 2013-11 , "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a  Similar Tax  Loss, or  a Tax Credit Carryforward Exists, "  which among other  things,  require an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial  statements as a reduction  to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as denoted within the ASU. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. We are currently evaluating the impact on our financial statements with respect to ASU 2013-11.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact in the Company’s financial position, results of operations or cash flows.